Business Combinations (Details) - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities (Parentheticals) $ in Thousands	Jun. 30, 2023 USD ($)
K.M.T. (M.H.) Technologies Communication Computer Ltd [Member]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities [Line Items]
Net liabilities excluding of cash acquired	$ 632